Segment Information (Tables)	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Reconciliation of Revenue and Operating Income from Segments to Consolidated
Following are the operating results for the years ended December 31:

	2018		2017		2016
(millions)	Revenues	Pretax Profit (Loss)	Revenues	Pretax Profit (Loss)	Revenues	Pretax Profit (Loss)
Personal Lines
Agency	$13,017.2	$1,435.7	$11,177.6	$839.6	$9,791.7	$492.8
Direct	13,017.5	1,088.5	10,769.6	683.7	9,396.5	412.2
Total Personal Lines[1]	26,034.7	2,524.2	21,947.2	1,523.3	19,188.2	905.0
Commercial Lines	3,610.9	478.6	2,793.9	214.1	2,421.3	155.2
Property[2]	1,287.7	(88.7)	988.8	(50.3)	864.5	32.5
Other indemnity	0	0.9	0	(0.2)	0	(1.6)
Total underwriting operations	30,933.3	2,915.0	25,729.9	1,686.9	22,474.0	1,091.1
Fees and other revenues[3]	472.2	NA	370.6	NA	332.5	NA
Service businesses	158.5	24.4	126.8	17.3	103.3	11.3
Investments[4]	415.0	390.7	612.7	588.8	530.0	507.6
Other gains (losses)	0	0	(1.0)	(1.0)	1.6	1.6
Interest expense	NA	(166.5)	NA	(153.1)	NA	(140.9)
Consolidated total	$31,979.0	$3,163.6	$26,839.0	$2,138.9	$23,441.4	$1,470.7
NA = Not Applicable
[1] Personal auto insurance accounted for 94% of the total Personal Lines segment net premiums earned in 2018, compared to 93% in 2017 and 92% in 2016; insurance for our special lines products (e.g., motorcycles, ATVs, RVs, watercraft, and snowmobiles) accounted for the balance of the Personal Lines net premiums earned.
[2] During 2018, 2017, and 2016, pretax profit (loss) includes $72.0 million, $66.2 million, and $62.1 million, respectively, of amortization expense predominately associated with the acquisition of a controlling interest in ARX. Although this expense is included in our Property segment, it is not reported in the consolidated results of ARX and, therefore, does not affect the value of net income attributable to noncontrolling interest.
[3] Pretax profit (loss) for fees and other revenues are allocated to operating segments.
[4] Revenues represent recurring investment income and total net realized gains (losses) on securities; pretax profit is net of investment expenses.

Underwriting Margins and Combined Ratios for our Underwriting Operations
Following are the underwriting margins and combined ratios for our underwriting operations for the years ended December 31:

	2018		2017		2016
	Underwriting Margin	Combined Ratio	Underwriting Margin	Combined Ratio	Underwriting Margin	Combined Ratio
Personal Lines
Agency	11.0%	89.0	7.5%	92.5	5.0%	95.0
Direct	8.4	91.6	6.3	93.7	4.4	95.6
Total Personal Lines	9.7	90.3	6.9	93.1	4.7	95.3
Commercial Lines	13.3	86.7	7.7	92.3	6.4	93.6
Property[1]	(6.9)	106.9	(5.1)	105.1	3.8	96.2
Total underwriting operations	9.4	90.6	6.6	93.4	4.9	95.1
[1] Included in 2018, 2017, and 2016, are 5.6 points, 6.7 points, and 7.2 points, respectively, of amortization expense predominately associated with the acquisition of a controlling interest in ARX.